Investments in associates and joint ventures - Disclosure of investments in associates and joint ventures (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in associates accounted for using equity method	£ 670	£ 695
Held at fair value through profit or loss, Associates	0	0
Associates	670	695
Investments in joint ventures accounted for using equity method	209	227
Held at fair value through profit or loss, Joint ventures	516	435
Joint ventures	725	662
Equity accounted	879	922
Held at fair value through profit or loss	516	435
Total	£ 1,395	£ 1,357